UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-23196

StrongVest ETF Trust
 (Exact name of registrant as specified in charter)

131 Plantation Ridge Drive, Suite 100
Moorseville, NC 28117
(Address of principal executive offices) (Zip code)

Corporation Service Company
2711 Centerville Road, Suite 400
Wilmington, DE 19808
 (Name and address of agent for service)

402-829-9405
Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2018

Date of reporting period:  September 30, 2018

Item 1. Schedule of Investments.

CWA Income ETF
Schedule of Investments
September 30, 2018 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 18.4%
Agriculture - 2.0%
1,772	Altria Group, Inc.	$106,869
840	Philip Morris International, Inc.	68,494
		175,363
Computers - 1.4%
783	International Business Machines Corporation	118,398
Electric - 2.3%
1,274	Duke Energy Corporation	101,945
2,253	Southern Company	98,231
		200,176
Electronics - 1.7%
2,089	Garmin Ltd.	146,335
Oil & Gas - 4.8%
2,947	BP PLC - ADR	135,857
1,239	Chevron Corporation	151,505
1,483	Exxon Mobil Corporation	126,084
		413,446
Pharmaceuticals - 1.4%
2,777	Pfizer, Inc.	122,382
Telecommunications - 3.4%
3,443	Cisco Systems, Inc.	167,502
2,441	Verizon Communications, Inc.	130,325
		297,827
Transportation - 1.4%
8,870	Ship Finance International Ltd.	123,293
TOTAL COMMON STOCKS (Cost $1,483,648)		1,597,220

Principal Amount
CORPORATE BONDS - 73.9%
Banks - 5.0%
$ 225,000	JPMorgan Chase & Company
	05/01/2023, 3.375%	220,999
215,000	Wells Fargo & Company
	08/15/2023, 4.125%	217,864
		438,863
Chemicals - 2.2%
	Praxair, Inc.
205,000	02/05/2025, 2.650%	194,165
Cosmetics/Personal Care - 2.3%
210,000	Unilever Capital Corporation
	07/30/2025, 3.100%	203,267

Diversified Financial Services - 9.4%
235,000	CME Group, Inc.
	09/15/2043, 5.300%	271,296
	Eaton Vance Corporation
124,000	06/15/2023, 3.625%	123,727
61,000	04/06/2027, 3.500%	58,585
195,000	Intercontinental Exchange, Inc.
	10/15/2023, 4.000%	199,749
155,000	Nasdaq, Inc.
	01/15/2020, 5.550%	159,678
		813,035
Electronics - 3.1%
260,000	Jabil, Inc.
	09/15/2022, 4.700%	264,992
Food - 2.0%
188,000	McCormick & Company Inc.
	11/15/2025, 3.250%	177,520
Home Builders - 1.8%
160,000	NVR, Inc.
	09/15/2022, 3.950%	160,247
Household Products/Wares - 2.5%
210,000	Spectrum Brands, Inc.
	11/15/2022, 6.625%	215,775
Insurance - 8.5%
138,000	Berkshire Hathaway, Inc.
	03/15/2023, 2.750%	134,862
205,000	Chubb Corporation
	05/15/2038, 6.500%	262,265
164,000	First American Financial Corporation
	02/01/2023, 4.300%	162,631
152,000	GEICO Corporation
	07/15/2023, 7.350%	176,458
		736,216
Internet - 1.7%
	Google LLC
84,000	05/19/2021, 3.625%	85,354
61,000	02/25/2024, 3.375%	61,420
		146,774
Iron/Steel - 2.3%
195,000	Nucor Corporation
	08/01/2023, 4.000%	199,040
Machinery-Diversified - 3.6%
	Rockwell Automation, Inc.
150,000	03/01/2020, 2.050%	147,964
132,000	12/01/2037, 6.250%	161,730
		309,694

Media - 1.9%
160,000	Time Warner Cable LLC
	02/01/2020, 5.000%	163,408
Oil & Gas - 9.5%
140,000	Chevron Corporation
	03/03/2020, 1.961%	138,231
	Exxon Mobil Corporation
195,000	03/15/2024, 3.176%	193,443
210,000	03/06/2025, 2.709%	200,972
295,000	Murphy Oil USA, Inc.
	05/01/2027, 5.625%	293,894
		826,540
Pharmaceuticals - 4.8%
	Johnson & Johnson
145,000	09/01/2029, 6.950%	187,372
205,000	05/15/2033, 4.950%	231,540
		418,912
Pipelines - 2.7%
220,000	Kinder Morgan, Inc.
	06/01/2045, 5.550%	233,352
Retail - 6.2%
	McDonald’s Corporation
165,000	01/15/2022, 2.625%	160,659
195,000	06/10/2024, 3.250%	191,542
190,000	Walmart, Inc.
	04/11/2023, 2.550%	184,271
		536,472
Telecommunications - 3.0%
220,000	Cisco Systems, Inc.
	01/15/2040, 5.500%	262,864
Transportation - 1.4%
115,000	United Parcel Service of America, Inc.
	04/01/2020, 8.375%	123,664
TOTAL CORPORATE BONDS (Cost $6,642,341)		6,424,800

US GOVERNMENT BONDS - 2.0%
U.S. Treasury Bonds - 2.0%
189,000	08/15/2047, 2.750%	173,131
TOTAL US GOVERNMENT BONDS (Cost $184,585)		173,131

Shares
REAL ESTATE INVESTMENTS TRUSTS - 1.2%
Diversified - 1.2%
4,408	CoreCivic, Inc.	107,246
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $131,858)		107,246

SHORT-TERM INVESTMENTS - 3.7%
Money Market Funds - 3.7%
323,375	Fidelity Investments Money Market Government Portfolio - Class I, 1.90% (a)	323,375
TOTAL SHORT-TERM INVESTMENTS (Cost $323,375)		323,375

TOTAL INVESTMENTS - 99.2% (Cost $8,765,807)		8,625,772
Other Assets in Excess of Liabilities - 0.8%		68,904
NET ASSETS - 100.0%		$8,694,676

ADR	American Depositary Receipt
(a)	Annualized seven-day yield as of September 30, 2018.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Valuation Measurements (unaudited)
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

All equity securities, including domestic and foreign common stocks, preferred stocks and real estate investment trusts (“REITs”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market (“Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.  Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value per share.

Securities not traded or dealt in on any securities exchange and for which over-the-counter market (whether domestic or foreign) quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market. Debt securities not traded on an exchange may be valued at prices supplied by the relevant pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

Short-term securities, including repurchase agreements, that have maturities of less than 60 days at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”).  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board.  The use of fair value pricing by the Fund may cause the net asset value of their shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018:

CWA Income ETF
Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 1,597,220	$ -	$ -	$ 1,597,220
Corporate Bonds	-	6,424,800	-	6,424,800
U.S. Government Bonds	-	173,131	-	173,131
Real Estate Investment Trusts	107,246	-	-	107,246
Short-Term Investments	323,375	-	-	323,375
Total Investments in Securities	$ 2,027,841	$ 6,597,931	$ -	$ 8,625,772
^ See Schedule of Investments for sector breakouts.

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      StrongVest ETF Trust

By (Signature and Title)         /s/ D. Kyle Cerminara
 D. Kyle Cerminara, President (Principal Executive Officer)

Date         11/19/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ D. Kyle Cerminara
   D. Kyle Cerminara, President (Principal Executive Officer)

Date        11/19/2018

By (Signature and Title)*         /s/ John Puglia
   John Puglia, Treasurer (Principal Financial Officer)

Date        11/19/2018

* Print the name and title of each signing officer under his or her signature.